SHAREHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 7 - SHAREHOLDERS’ EQUITY

Preference Shares - The Company is authorized to issue 2,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of September 30, 2024, there were no shares of preference shares issued or outstanding.

Ordinary Shares - The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share Holders of ordinary shares are entitled to one vote for each share.

On February 7, 2022, the Sponsor received 1,725,000 shares of the Company’s ordinary shares in exchange for $25,000 paid for deferred offering costs borne by the Founder. Out of the 1,725,000 ordinary shares, an aggregate of up to 225,000 ordinary shares were subject to forfeiture to the extent that the over-allotment option is not exercised in full or in part so that the number of Founder Shares will equal 20% of the Company’s issued and outstanding ordinary shares after the Public Offering (excluding Private Shares).

On July 11, 2022, EBC received an aggregate of 125,000 ordinary shares (“EBC Founder Shares”) for an aggregate purchase price of $1,750, or approximately $0.014 per share. The Company estimated the fair value of the EBC founder shares to be $1,812 based upon the price of the founder shares issued to the Sponsor. The holders of the EBC founder shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the trust account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

On December 22, 2022, the Sponsor and EBC received an aggregate of 390,000 private units (365,000 private units purchased by the Sponsor and 25,000 private units purchased by EBC) at a price of $10.00 per unit for a total purchase price of $3,900,000 in a private placement.

On December 29, 2022, as a result of the EBC’s election to fully exercise their over-allotment option, the Sponsor and EBC received additional 40,500 private units on a pro rata basis (37,904 private units purchased by the Sponsor and 2,596 private units purchased by EBC) at a price of $10.00 per unit.

As of September 30, 2024 and December 31, 2023, there were 2,280,500 ordinary shares issued and outstanding, excluding 4,725,829 ordinary shares subject to possible redemption which are presented as temporary equity as of September 30, 2024 and December 31, 2023.

Rights - Except in cases where the Company is not the surviving company in a business combination, each holder of a right will automatically receive one-tenth (1/10) of one share of ordinary shares upon consummation of a Business Combination. The Company will not issue fractional shares in connection with an exchange of rights. Fractional shares will either be rounded down to the nearest whole share or otherwise addressed in accordance with the applicable provisions of Cayman law. In the event the Company is not the surviving company upon completion of the Business Combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10) of one ordinary shares underlying each right upon consummation of the Business Combination. If the Company is unable to complete a Business Combination within the required time period and the Company redeems the public shares for the funds held in the trust account, holders of rights will not receive any of such funds for their rights and the rights will expire worthless.

Note 7 – SHAREHOLDERS’ EQUITY

Preference Shares — The Company is authorized to issue 2,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2023, there were no shares of preference shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share Holders of ordinary shares are entitled to one vote for each share.

On February 7, 2022, the Sponsor received 1,725,000 shares of the Company’s ordinary shares in exchange for $25,000 paid for deferred offering costs borne by the Founder. Out of the 1,725,000 ordinary shares, an aggregate of up to 225,000 ordinary shares were subject to forfeiture to the extent that the over-allotment option is not exercised in full or in part so that the number of Founder Shares will equal 20% of the Company’s issued and outstanding ordinary shares after the Public Offering (excluding Private Shares)

On July 11, 2022, EBC received an aggregate of 125,000 ordinary shares (“EBC Founder Shares”) for an aggregate purchase price of $1,750, or approximately $0.014 per share. The Company estimated the fair value of the EBC founder shares to be $1,812 based upon the price of the founder shares issued to the Sponsor. The holders of the EBC founder shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the trust account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

On December 22, 2022, the Sponsor and EBC received an aggregate of 390,000 private units (365,000 private units purchased by the Sponsor and 25,000 private units purchased by EBC) at a price of $10.00 per unit for a total purchase price of $3,900,000 in a private placement.

On December 29, 2022, as a result of the EBC’s election to fully exercise their over-allotment option, the Sponsor and EBC received additional 40,500 private units on a pro rata basis (37,904 private units purchased by the Sponsor and 2,596 private units purchased by EBC) at a price of $10.00 per unit.

As of December 31, 2023 and 2022, there were 2,280,500 ordinary shares issued and outstanding, excluding 4,725,829 shares and 6,900,000 of ordinary shares subject to possible redemption which are presented as temporary equity as of December 31, 2023 and 2022, respectively.

Rights — Except in cases where the Company is not the surviving company in a business combination, each holder of a right will automatically receive one-tenth (1/10) of one share of ordinary shares upon consummation of a Business Combination. The Company will not issue fractional shares in connection with an exchange of rights. Fractional shares will either be rounded down to the nearest whole share or otherwise addressed in accordance with the applicable provisions of Cayman law. In the event the Company is not the surviving company upon completion of the Business Combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10) of one ordinary shares underlying each right upon consummation of the Business Combination. If the Company is unable to complete a Business Combination within the required time period and the Company redeems the public shares for the funds held in the trust account, holders of rights will not receive any of such funds for their rights and the rights will expire worthless.